Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions
Summary of provisions

	Uncertain tax
	positions related
	to LTIPs and
	equity awards to	Uncertain tax
	Board of	positions
	directors	(other than
	(Note 21, 30(b))	income tax)	Other	Total
Balance at 1 January 2022	395,986	451,432	28,044	875,462
Provisions made during the year	—	134,289	402	134,691
Provisions reversed during the year	(67,619)	(228,255)	(7,680)	(303,554)
Provisions used during the year	(17,214)	—	(20,766)	(37,980)
Balance at 31 December 2022	311,153	357,466	—	668,619
Non-current	25,988	—	—	25,988
Current	285,165	357,466	—	642,631

	Uncertain tax
	positions related
	to LTIPs and
	equity awards to	Uncertain tax
	Board of	positions
	directors	(other than
	(Note 21, 30(b))	income tax)	Other	Total
Balance at 1 January 2021	172,158	494,315	—	666,473
Provisions made during the year	230,743	132,154	28,044	390,941
Provisions reversed during the year	—	(175,037)	—	(175,037)
Provisions used during the year	(6,915)	—	—	(6,915)
Balance at 31 December 2021	395,986	451,432	28,044	875,462
Non-current	117,345	—	—	117,345
Current	278,641	451,432	28,044	758,117